Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Debt Disclosure [Abstract]
2020	¥ 483,061
2021	345,321
2022	288,281
2023	228,442
2024	245,607
Thereafter	1,670,542
Total	¥ 3,261,254